Changes in Accounting Policies and Disclosures	12 Months Ended
Dec. 31, 2017
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Changes in Accounting Policies and Disclosures
2.2	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

The Group has adopted the following new and revised IFRSs for the first time for the current year’s financial statements.

Amendments to IAS 7 Amendments to IAS 12 Amendments to IFRS 12 included in Annual Improvements to IFRSs 2014-2016 Cycle	Disclosure Initiative Recognition of Deferred Tax Assets for Unrealized Losses Disclosure of Interests in Other Entities: Clarification of the Scope of IFRS 12

The nature and the impact of the amendments are described below:

(a)	Amendments to IAS 7 require an entities to provide disclosure that enable users of financial statements to evaluate changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes. Disclosure of the changes in liabilities arising from financing activities is provided in note 45(c) to the financial statements.

(b)	Amendments to IAS 12 clarify that an entity, when assessing whether taxable profits will be available against which it can utilize a deductible temporary difference, needs to consider whether tax law restricts the sources of taxable profits against which it may make deductions on the reversal of that deductible temporary difference. Furthermore, the amendments provide guidance on how an entity should determine future taxable profits and explain the circumstances in which taxable profit may include the recovery of some assets for more than their carrying amount. The amendments have had no impact on the financial position or performance of the Group as the Group has no deductible temporary differences or assets that are in the scope of the amendments.

(c)	Amendments to IFRS 12 clarify that the disclosure requirements in IFRS 12, other than those disclosure requirements in paragraphs B10 to B16 of IFRS 12, apply to an entity’s interest in a subsidiary, a joint venture or an associate, or a portion of its interest in a joint venture or an associate that is classified as held for sale or included in a disposal group classified as held for sale. The amendments have had no impact on the Group’s financial statements as the Group’s subsidiary classified as a disposal group held for sale (see note 16) as at 31 December 2017 is a wholly-owned subsidiary and so no additional information is required to be disclosed.